Fees Summary	Nov. 10, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,497,255,000.00
Previously Paid Amount	0.00
Total Fee Amount	130,261.18
Total Offset Amount	0.00
Net Fee	130,261.18
Narrative - Max Aggregate Offering Price	$ 1,497,255,000.00
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true